COMMITMENTS: (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS:
Rental expense	$ 967	$ 1,042	$ 1,152